Consolidated Balance Sheet - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash	R$ 30,367	R$ 37,159
Financial Assets	1,501,481	1,424,876
Compulsory deposits in the Central Bank of Brazil	91,248	94,148
At Amortized Cost	1,010,644	994,759
Interbank deposits	34,583	26,420
Securities purchased under agreements to resell	198,428	280,136
Loan and lease operations	585,791	536,091
Other financial assets	94,752	75,090
(-) Provision for Expected Loss	(36,029)	(33,373)
At Fair Value Through Other Comprehensive Income	76,660	49,323
At Fair Value Through Profit or Loss	322,929	286,646
Derivatives	41,854	23,466
Investments in associates and joint ventures	15,097	12,019
Fixed assets, net	7,166	7,302
Goodwill and Intangible assets, net	19,719	19,329
Tax assets	48,960	42,830
Income tax and social contribution - current	1,644	2,831
Income tax and social contribution - deferred	38,914	32,781
Other	8,402	7,218
Other assets	14,691	9,282
Total assets	1,637,481	1,552,797
Liabilities and stockholders' equity
Financial Liabilities	1,211,999	1,151,237
At Amortized Cost	1,159,830	1,119,734
Deposits	507,060	463,424
Securities sold under repurchase agreements	256,583	330,237
Interbank market funds	174,862	134,670
Institutional market funds	104,244	93,974
Other financial liabilities	117,081	97,429
At Fair Value Through Profit or Loss	48,029	27,711
Derivatives	47,828	27,519
Structured notes	201	192
Provision for Expected Loss	4,140	3,792
Loan Commitments	3,303	2,601
Financial Guarantees	837	1,191
Provision for insurance and private pensions	218,334	201,187
Provisions	21,454	18,613
Tax liabilities	7,891	5,284
Income tax and social contribution - current	3,997	2,058
Income tax and social contribution - deferred	1,058	447
Other	2,836	2,779
Other liabilities	28,338	26,010
Total liabilities	1,488,016	1,402,331
Capital	97,148	97,148
Treasury shares	(1,274)	(1,820)
Additional paid-in capital	2,175	2,120
Appropriated reserves	12,948	13,480
Unappropriated reserves	29,878	29,666
Cumulative other comprehensive income	(3,950)	(3,812)
Total stockholders' equity attributed to the owners of the parent company	136,925	136,782
Non-controlling interests	12,540	13,684
Total stockholders' equity	149,465	150,466
Total liabilities and stockholders' equity	1,637,481	1,552,797
Financial assets at amortised cost, category [member]
Assets
Securities	133,119	110,395
Financial assets measured at fair value through other comprehensive income, category [member]
Assets
Securities	76,660	49,323
Financial assets designated at fair value through profit or loss [member]
Assets
Securities	R$ 281,075	R$ 263,180